Segment Information, Information about Company's Reportable Segments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)
Segment Information [Abstract]
Number of reportable segments | Segment	2
Total vessel revenues	$ 7,973,158	$ 3,598,828
Voyage expenses (including charges from related party)	(747,043)	(410,169)
Vessel operating expenses	(2,732,190)	(1,238,068)
Management fees to related party	(544,600)	(193,851)
Depreciation and amortization	(1,437,133)	(729,585)
Gain on sale of vessel	6,206,743	0
Operating income	7,144,305	270,732
Finance costs	(33,207)	(6,022)
Interest income	261,085	169,895
Change in fair value of crypto assets-Bitcoin	(1,275,186)	0
Foreign exchange (losses)/gains	2,702	(822)
Less: Unallocated corporate general and administrative expenses (including related party)	(1,574,630)	(756,423)
Net income and comprehensive income, before taxes	6,099,699	433,783
Pool [Member]
Segment Information [Abstract]
Vessel revenues	3,725,158	3,598,828
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	4,248,000	0
Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues	3,725,158	3,598,828
Voyage expenses (including charges from related party)	(531,552)	(410,169)
Vessel operating expenses	(869,986)	(1,238,068)
Management fees to related party	(146,400)	(193,851)
Depreciation and amortization	(358,331)	(729,585)
Gain on sale of vessel	6,206,743	0
Operating income	8,025,632	1,027,155
Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	3,725,158	3,598,828
Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	0	0
LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues	4,248,000
Voyage expenses (including charges from related party)	(215,491)
Vessel operating expenses	(1,862,204)
Management fees to related party	(398,200)
Depreciation and amortization	(1,078,802)
Gain on sale of vessel	0
Operating income	693,303
LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	0
LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	4,248,000
Operating Segment [Member]
Segment Information [Abstract]
Total vessel revenues	7,973,158	3,598,828
Voyage expenses (including charges from related party)	(747,043)	(410,169)
Vessel operating expenses	(2,732,190)	(1,238,068)
Management fees to related party	(544,600)	(193,851)
Depreciation and amortization	(1,437,133)	(729,585)
Gain on sale of vessel	6,206,743	0
Operating income	8,718,935	1,027,155
Operating Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	3,725,158	3,598,828
Operating Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	4,248,000	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Finance costs	(33,207)	(6,022)
Interest income	261,085	169,895
Change in fair value of crypto assets-Bitcoin	(1,275,186)	0
Foreign exchange (losses)/gains	2,702	(822)
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related party)	$ (1,574,630)	$ (756,423)